LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2024
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2024	2023	2022

Wages, salaries and social security costs	1,377,006	1,216,566	1,093,105
Termination benefits	28,396	23,189	22,246
Post-employment benefits (Note 21 (i))	60,999	56,623	46,381

Labor costs	1,466,401	1,296,378	1,161,732
As of December 31, 2024, 2023 and 2022, the number of employees was 33,949, 34,458 and 20,510, respectively.